Accounts Receivable - Net (Tables)	12 Months Ended
Dec. 31, 2024
Loans and Leases Receivable Disclosure [Abstract]
Schedule of Accounts Receivable

	December 31,
	2024	2023 (Restated)	2022 (Restated)	2021 (Restated)
Trade receivables	$324,882	$423,955	$479,818	$923,190
Allowance for credit losses	(23,995)	(13,438)	(12,469)	(9,059)
	300,887	410,517	467,349	914,131
Other receivables	5,760	14,892	19,680	29,075
Allowance for credit losses	(80)	(464)	(435)	(471)
Accounts receivable, net	$306,567	$424,945	$486,594	$942,735

Schedule of Allowance for Credit Losses

The movements of the allowance for credit losses were as follows:

	December 31,
	2024	2023 (Restated)	2022 (Restated)	2021 (Restated)
Balance at the beginning of the year	$(13,902)	$(12,904)	$(9,530)	$(7,140)
Provision for credit losses	(12,306)	(2,638)	(4,268)	(2,967)
Recoveries collected and write-off	1,600	1,268	66	775
Foreign currency translation adjustments	533	372	828	(198)
Balance at the end of the year	$(24,075)	$(13,902)	$(12,904)	$(9,530)

Schedule of Maximum Exposure to Credit Risk Relating to Trade Receivables

The Company's maximum exposure to credit risk at the balance sheets date relating to trade receivables is summarized as follows:

	December 31,
	2024	2023 (Restated)	2022 (Restated)	2021 (Restated)
Aging within one year, net of allowance for credit losses	$214,548	$326,404	$396,629	$893,328
Aging greater than one year, net of allowance for credit losses	86,339	84,113	70,720	20,803
Trade receivables, net	$300,887	$410,517	$467,349	$914,131